Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits
Schedule of changes in benefit obligation and assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2015	2,474	3,689	1,223

Service costs	10	76	(16)
Interest costs	362	175	66
Benefits paid	(281)	(259)	(61)
Participant contributions	1	—	—
Effect of changes in the actuarial assumptions	271	117	75
Transfer to held for sale	(9)	—	(59)
Translation adjustment	515	124	68
Others	—	123	—

Benefit obligation as at December 31, 2016	3,343	4,045	1,296

Service costs	7	86	30
Interest costs	360	183	67
Benefits paid	(326)	(275)	(65)
Participant contributions	—	(12)	—
Effect of changes in the actuarial assumptions	64	167	11
Translation adjustment	(51)	276	71

Benefit obligation as at December 31, 2017	3,397	4,470	1,410

Schedule of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2015	3,435	3,094	—

Interest income	512	151	—
Employer contributions	42	99	61
Participant contributions	1	—	—
Benefits paid	(281)	(259)	(61)
Return on plan assets (excluding interest income)	281	71	—
Transfer to held for sale	(13)	—	—
Translation adjustment	717	105	—
Others	—	158	—

Fair value of plan assets as at December 31, 2016	4,694	3,419	—

Interest income	513	151	—
Employer contributions	45	65	65
Participant contributions	—	(12)	—
Benefits paid	(326)	(275)	(65)
Return on plan assets (excluding interest income)	(21)	174	—
Translation adjustment	(77)	254	—

Fair value of plan assets as at December 31, 2017	4,828	3,776	—

Summary of reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2017			December 31, 2016
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	1,351	—	—	961	—	—

Interest income	152	—	—	156	—	—
Changes on asset ceiling and onerous liability	(45)	—	—	35	—	—
Translation adjustment	(27)	—	—	201	—	—
Transfer to held for sale	—	—	—	(2)	—	—

Balance at end of the year	1,431	—	—	1,351	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,397)	(401)	(258)	(3,343)	(386)	(227)
Fair value of assets	4,828	239	—	4,694	257	—
Effect of the asset ceiling	(1,431)	—	—	(1,351)	—	—

Liabilities	—	(162)	(258)	—	(129)	(227)

Current liabilities	—	—	(22)	—	—	(18)
Non-current liabilities	—	(162)	(236)	—	(129)	(209)

Liabilities	—	(162)	(258)	—	(129)	(227)

	Foreign plan
	December 31, 2017			December 31, 2016
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	—	(4,069)	(1,152)	—	(3,659)	(1,069)
Fair value of assets	—	3,537	—	—	3,162	—

Liabilities	—	(532)	(1,152)	—	(497)	(1,069)

Current liabilities	—	(16)	(36)	—	(16)	(35)
Non-current liabilities	—	(516)	(1,116)	—	(481)	(1,034)

Liabilities	—	(532)	(1,152)	—	(497)	(1,069)

	Total
	December 31, 2017			December 31, 2016
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	1,351	—	—	961	—	—

Interest income	152	—	—	156	—	—
Changes on asset ceiling and onerous liability	(45)	—	—	35	—	—
Translation adjustment	(27)	—	—	201	—	—
Transfer to held for sale	—	—	—	(2)	—	—

Balance at end of the year	1,431	—	—	1,351	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,397)	(4,470)	(1,410)	(3,343)	(4,045)	(1,296)
Fair value of assets	4,828	3,776	—	4,694	3,419	—
Effect of the asset ceiling	(1,431)	—	—	(1,351)	—	—

Liabilities	—	(694)	(1,410)	—	(626)	(1,296)

Current liabilities	—	(16)	(58)	—	(16)	(53)
Non-current liabilities	—	(678)	(1,352)	—	(610)	(1,243)

Liabilities	—	(694)	(1,410)	—	(626)	(1,296)

Summary of costs recognized in the income statement

	Year ended December 31
	2017			2016			2015
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Service cost	7	86	30	10	76	(16)	20	94	28
Interest on expense on liabilities	360	183	67	362	175	66	359	178	66
Interest income on plan assets	(513)	(151)	—	(512)	(151)	—	(491)	(151)	—
Interest expense on effect of (asset ceiling)/ onerous liability	152	—	—	156	—	—	132	—	—

Total of cost, net	6	118	97	16	100	50	20	121	94

Summary of costs recognized in the statement of comprehensive income

	Year ended December 31
	2017			2016			2015
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	(153)	(496)	(160)	(113)	(495)	(95)	(143)	(570)	(132)

Effect of changes actuarial assumptions	(65)	(167)	(27)	(271)	(117)	(75)	184	70	31
Return on plan assets (excluding interest income)	—	167	—	281	71	—	(284)	(8)	—
Change of asset ceiling / costly liabilities (excluding interest income)	47	—	—	(36)	—	—	70	—	—
Others	(3)	—	(14)	—	35	—	—	2	1

	(21)	—	(41)	(26)	(11)	(75)	(30)	64	32
Deferred income tax	7	(3)	12	9	16	17	10	2	(9)

Others comprehensive income	(14)	(3)	(29)	(17)	5	(58)	(20)	66	23
Translation adjustments	4	4	1	(23)	(6)	(7)	49	10	14
Transfers/ disposal	—	(1)	(1)	—	—	—	1	(1)	—

Accumulated other comprehensive income	(163)	(496)	(189)	(153)	(496)	(160)	(113)	(495)	(95)

Schedule of actuarial and economic assumptions and sensitivity analysis

	Brazil
	December 31, 2017			December 31, 2016
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	9.74% - 9.85%	9.84%	9.74% - 9.91%	10.98% - 11.14%	10.98%	10.98% - 11.09%
Nominal average rate to determine expense/ income	9.74% - 9.85%	9.84%	N/A	10.98% - 11.14%	10.98%	N/A
Nominal average rate of salary increase	4.25% - 6.34%	4.25% - 6.34%	N/A	4.85% - 5.95%	6.95%	N/A
Nominal average rate of benefit increase	4.85%	4.85%	N/A	6.00%	6.00%	N/A
Immediate health care cost trend rate	N/A	N/A	7.38%	N/A	N/A	8.00%
Ultimate health care cost trend rate	N/A	N/A	7.38%	N/A	N/A	8.00%
Nominal average rate of price inflation	4.25%	4.25%	4.25%	4.85%	4.85%	4.85%

	Foreign
	December 31, 2017		December 31, 2016
	Underfunded pension plans	Other benefits	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	3.26%	3.44%	3.84%	3.90%
Nominal average rate to determine expense/ income	3.84%	N/A	4.01%	N/A
Nominal average rate of salary increase	3.27%	N/A	4.05%	N/A
Nominal average rate of benefit increase	N/A	3.00%	N/A	3.00%
Immediate health care cost trend rate	N/A	5.99%	N/A	6.30%
Ultimate health care cost trend rate	N/A	4.56%	N/A	4.50%
Nominal average rate of price inflation	2.10%	2.10%	2.00%	2.00%

	December 31, 2017
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability balance	3,126	3,943	1,232
Assumptions made	10.75%	4.85%	5.61%

Nominal discount rate - 1% reduction
Actuarial liability balance	3,715	5,073	1,620
Assumptions made	8.75%	2.85%	3.61%

Schedule of expected benefit payments
	December 31, 2017
	Overfunded pension plans	Underfunded pension plans	Other benefits
2018	97	251	67
2019	102	252	68
2020	108	252	70
2021	82	253	72
2022	117	256	74
2023 and thereafter	641	1,311	397

Overfunded pension plans
Employee benefits
Schedule of assets fair value

	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities - Corporate	—	72	—	72	—	117	—	117
Debt securities - Government	2,757	—	—	2,757	2,612	—	—	2,612
Investments funds - Fixed Income	2,515	—	—	2,515	2,411	—	—	2,411
Investments funds - Equity	531	—	—	531	168	—	—	168
International investments	24	—	—	24	12	—	—	12
Structured investments - Private Equity funds	—	—	196	196	217	—	140	357
Structured investments - Real estate funds	—	—	15	15	—	—	10	10
Real estate	—	—	365	365	—	—	370	370
Loans to participants	—	—	224	224	—	—	260	260

Total	5,827	72	800	6,699	5,420	117	780	6,317

Funds not related to risk plans				(1,871)				(1,623)

Fair value of plan assets at end of year				4,828				4,694

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2015	136	6	319	249	710

Return on plan assets	(19)	—	3	33	17
Assets purchases	30	3	2	55	90
Assets sold during the year	(23)	—	(17)	(121)	(161)
Translation adjustment	26	1	63	46	136
Transfer to held for sale	(10)	—	—	(2)	(12)

Balance as at December 31, 2016	140	10	370	260	780

Return on plan assets	37	(2)	4	29	68
Assets purchases	31	8	13	75	127
Assets sold during the year	(8)	—	(17)	(137)	(162)
Translation adjustment	(4)	(1)	(5)	(3)	(13)
Transfer to held for sale	—	—	—	—	—

Balance as at December 31, 2017	196	15	365	224	800

Underfunded pension plans
Employee benefits
Schedule of assets fair value

	December 31, 2017				December 31, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	4	28	—	32	—	24	—	24
Equity securities	1,364	3	—	1,367	1,240	—	—	1,240
Debt securities - Corporate	—	338	—	338	—	10	—	10
Debt securities - Government	141	801	—	942	83	736	—	819
Investments funds - Fixed Income	159	—	—	159	142	307	—	449
Investments funds - Equity	8	392	—	400	92	368	—	460
International investments	—	—	—	—	—	27	—	27
Structured investments - Private Equity funds	97	—	197	294	—	—	187	187
Real estate	—	—	44	44	—	—	24	24
Loans to participants	—	—	5	5	—	—	6	6
Others	—	—	195	195	—	—	173	173

Total	1,773	1,562	441	3,776	1,557	1,472	390	3,419

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Real estate	Loans to participants	Others	Total
Balance as at December 31, 2015	98	20	5	159	282

Return on plan assets	15	—	—	9	24
Assets purchases	176	—	—	—	176
Assets sold during the year	(110)	—	—	—	(110)
Translation adjustment	8	4	1	5	18

Balance as at December 31, 2016	187	24	6	173	390

Return on plan assets	8	1	—	10	19
Assets purchases	13	17	—	—	30
Assets sold during the year	(18)	(1)	—	—	(19)
Translation adjustment	7	3	(1)	12	21

Balance as at December 31, 2017	197	44	5	195	441